ACQUISITION OF WGL HOLDINGS INC. (Tables)	12 Months Ended
Dec. 31, 2018
ACQUISITION OF WGL HOLDINGS INC. [Abstract]
Schedule of Final Purchase Price Allocation

Purchase consideration	$5,973

Fair value assigned to net assets
Current assets	$1,187
Property, plant and equipment	5,943
Intangible assets	637
Regulatory assets	402
Long-term investments	1,411
Other long-term assets	449
Current liabilities	(1,798)
Long-term debt	(2,548)
Preferred shares	(41)
Regulatory liabilities	(1,125)
Deferred income taxes	(772)
Other long-term liabilities	(959)
Non-controlling interest	(9)
Fair value of net assets acquired	$2,777
Goodwill	$3,196

Summary of Pro Forma Information

	Year ended December 31
	2018	2017
Pro forma revenue	$5,962	$5,704
Pro forma net income (loss) after taxes	$(304)	$450